UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Investment Commentary and Semi-Annual Report	March 31, 2016

MILLER INCOME

OPPORTUNITY TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide a high level of income while maintaining the potential for growth.

Investment commentary

Market Outlook

The past quarter consisted of two very distinct halves, with the latter being much more prosperous for the Fund. Between the start of the quarter and the Fund’s Net Asset Value (“NAV”)i trough on February 11th (also the day the market bottomed), the Fund’s Class C shares lost -17.62% of their value, underperforming both the BofA Merrill Lynch U.S. High-Yield Master II Indexii as well as the S&P 500 Indexiii. Between February 11th and the end of the quarter, the Fund’s Class C shares returned 19.54%, outpacing both the aforementioned indices, though the Fund remained slightly behind both unmanaged indices year-to-date through quarter-end. In our last shareholder letter, we discussed why we thought the Fund’s NAV had declined despite our holdings’ cash flows and dividends remaining relatively steady. We cited a possible Minsky moment in income-generating securities, as well as extremely high risk aversion, which is evident in widening credit spreads. It is the credit spread topic we’d like to explore a bit more fully below.

Average annual total returns and fund expenses (%)
as of March 31, 2016
Class C	3-mo	1-yr	5-yr	10-yr	Since Incept. (02/28/14)	Gross	Net
Excluding sales charges	-1.53	-20.64	N/A	N/A	-8.91	3.03	2.99
Including effects of maximum sales charges	-2.49	-21.37	N/A	N/A	-8.91	—	—
BofA Merrill Lynch US High Yield Master II Index	3.25	-3.99	N/A	N/A	N/A	—	—

Performance shown represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than the original cost. Class C shares have a one-year contingent deferred sales charge (CDSC) of 1.00%. If sales charges were included, performance shown would be lower. Performance for other share classes will vary due to differences in sales charge structure and class expenses. Total returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Total return figures are based on the NAV per share

The Investment Commentary is not a part of the Semi-Annual Report.

II	Miller Income Opportunity Trust

applied to shareholder subscriptions and redemptions, which may differ from the NAV per share disclosed in Fund shareholder reports. Performance would have been lower if fees had not been waived and/or reimbursed in various periods. Returns for less than one year are cumulative. For the most recent month-end information, please visit www.leggmason.com.

Gross expenses are the Fund’s total annual operating expenses for the share class(es) shown.

Net expenses are the Fund’s total annual operating expenses for the share classes indicated and would reflect contractual fee waivers and/or reimbursements, where these reductions reduce the Fund’s gross expenses. These arrangements cannot be terminated prior to December 31, 2017 without the Board’s consent. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the numbers shown in the table above.

The Gross and Net Expenses listed include 0.99 of Acquired Fund Fees and Expenses (AFFE) that are required to be shown in the Fund’s prospectus. AFFE reflects the Fund’s pro rata share of fees and expenses relating to its investments in acquired funds; however, AFFE are not incurred directly by the Fund. Therefore, AFFE are not reflected in the Fund’s audited financial statements or financial highlights.

A corporate “credit spread” is the marginal return investors require above a government bond with a similar maturity date, because there is almost no risk that today’s U.S. government will not repay its debts. When we launched the Fund at the end of February, 2014, the ten-year U.S. government bond yielded 2.65%, and the yield-to-worst on the BofA Merrill Lynch U.S. High-Yield Master II Index was 5.21%. The difference between the two numbers, or the “credit spread,” was 2.56%. On the Fund’s February 11th NAV low, the ten-year bond yield also hit its intra-quarter low of 1.66%, while the BofA Merrill Lynch U.S. High-Yield Master II Index’s yield-to-worst hit its intra-quarter peak of 10.10%, implying a credit spread of 8.44%.

In other words, the Fund had 588 basis pointsiv of spread widening to contend with since its public launch through the NAV trough in the first quarter of 2016. Credit spreads widen when investors believe economic challenges may reduce the probability of future cash flows, which puts downward pressure on current prices. While we do not necessarily view the credit spread widening as warranted, it is the mechanics of today’s spread widening that have been especially difficult, as not all credit spreads are created equal. Since the creation of high-yield bonds in the 1980s, this is the second-worst case of “relative spread widening” we have ever seen. At the February 11th market lows, the BofA Merrill Lynch U.S. High-Yield Master II Index yielded 6.1 times what the U.S. government bond did. Since the invention of junk bonds in the 1980s, there has only been one period when junk bonds yielded a higher multiple of the ten-year, and that was during the depths of the financial crisis, when junk bonds yielded just over 10 times what the ten-year did in December of 2008. The compounding nature of bond math means that it is not just the absolute extent of spread widening that matters, but the level of rates as well. The difference in present value owing to spread widening is especially pronounced for longer-duration assets

The Investment Commentary is not a part of the Semi-Annual Report.

Miller Income Opportunity Trust	III

Investment commentary (cont’d)

like credit-sensitive equities, which is where a substantial portion of the Fund is allocated.

Clearly, the spread widening and growing risk aversion have been head winds to performance. The good news is that today’s environment is not dissimilar to the one in which we launched the institutional strategy in 2009, which proved to be a good entry point. Both on a stand-alone basis and relative to the 10-year yield, today’s credit spreads are attractive when compared to history. Since October of 1994 through the end of first quarter 2016, the absolute level of credit spreads has been narrower 80% of the time, while junk yields as a multiple of the ten-year bond have been lower 97% of the time. We think this bodes well for the strategy, though we cannot promise that spreads will narrow. We remain the largest shareholders of the Fund and welcome any comments or questions.

As always, we welcome your questions or comments.

The Miller Income Opportunity Trust Team LMM, LLC

April 29, 2016

All investments involve risk, including the possible loss of principal. Past performance is no guarantee of future results.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of March 31, 2016 were: Common Stocks (60.5%), Corporate Bonds & Notes (16.4%), Investments in Underlying Funds (9.5%), Convertible Preferred Stocks (7.8%), and Preferred Stocks (1.4%). The Fund’s portfolio composition is subject to change at any time.

The views expressed in this commentary reflect those solely of the portfolio managers as of the date of this commentary and may differ from those of Legg Mason, Inc. as a whole or the other portfolio managers of its affiliates. Any such views are subject to change at any time based on market or other conditions. These views are not intended to be a forecast of future events, a guarantee of future results or investment advice. The information contained herein has been prepared from sources believed to be reliable, but cannot be guaranteed. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance. Investors should not use this information as the sole basis for investment decisions.

The Investment Commentary is not a part of the Semi-Annual Report.

IV	Miller Income Opportunity Trust

[i]

Net asset value (“NAV”) is the dollar value of a single mutual fund share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. NAV is calculated at the end of each business day.

ii

The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

iii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iv	A basis point is one-hundredth (1/100 or 0.01) of one percent.

Miller Income Opportunity Trust	V

TN16-180

The Investment Commentary is not a part of the Annual Report.

Semi-Annual Report	March 31, 2016

MILLER INCOME

OPPORTUNITY TRUST

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Miller Income Opportunity Trust for the six-month reporting period ended March 31, 2016.

Total returns for the Fund, excluding sales charges, for the six-month period ended March 31, 2016 are presented below, along with those of the Fund’s unmanaged benchmarks and Lipper peer group:

Performance Snapshot as of March 31, 2016 (unaudited)
(excluding sales charges)	6 months
Miller Income Opportunity Trust:
Class A	-2.36%
Class C	-2.72%
Class FI	-2.37%
Class I	-2.23%
Class IS	-2.05%
BofA Merrill Lynch U.S. High Yield Master II Index[i]	1.01%
S&P 500 Indexii	8.49%
Lipper Flexible Portfolio Funds Category Average[1]	2.04%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 2.25%, 3.03%, 5.15%, 2.05% and 1.91%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 631 funds in the Fund’s Lipper category, and excluding sales charges.

Miller Income Opportunity Trust 2016 Semi-Annual Report	1

Letter from the president (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

2	Miller Income Opportunity Trust 2016 Semi-Annual Report

RISKS: Equity securities are subject to market and price fluctuations. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Real estate investment trusts (REITs) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks, and risks associated with small- and mid-cap investments. Asset-backed and mortgage-backed securities are subject to additional risks, such as prepayment and extension risks. Investments in master limited partnerships (“MLPs”) include the risks of declines in energy and commodity prices, decreases in energy demand, adverse weather conditions, natural or other disasters, changes in government regulation, and changes in tax laws, and other risks of the MLP and energy sector. The Fund may engage in short selling, which is a speculative strategy that involves special risks. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Fixed-income securities involve interest-rate, credit, inflation and reinvestment risks; and possible loss of principal. As interest rates rise, the value of fixed-income securities falls. Risks of high-yield securities (commonly known as “junk bonds”) include greater price volatility, illiquidity and possibility of default. The Fund is classified as “non-diversified”, meaning it may invest a larger percentage of its assets in a small number of issuers, making it more susceptible to negative events than a diversified fund. Derivatives, such as options and futures, can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. Please see the Fund’s prospectus for a more complete discussion of these and others risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The BofA Merrill Lynch U.S. High Yield Master II Index tracks the performance of below investment grade, but not in default, U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market, and includes issues with a credit rating of BBB or below, as rated by Moody’s and S&P.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

Miller Income Opportunity Trust 2016 Semi-Annual Report	3

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2016 and September 30, 2015. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

4	Miller Income Opportunity Trust 2016 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2015 and held for the six months ended March 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on total actual return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-2.36%	$1,000.00	$976.40	1.25%	$6.18	Class A	5.00%	$1,000.00	$1,018.75	1.25%	$6.31
Class C	-2.72	1,000.00	972.80	2.00	9.86	Class C	5.00	1,000.00	1,015.00	2.00	10.08
Class FI	-2.37	1,000.00	976.30	1.25	6.18	Class FI	5.00	1,000.00	1,018.75	1.25	6.31
Class I	-2.23	1,000.00	977.70	0.95	4.70	Class I	5.00	1,000.00	1,020.25	0.95	4.80
Class IS	-2.05	1,000.00	979.50	0.85	4.21	Class IS	5.00	1,000.00	1,020.75	0.85	4.29

Miller Income Opportunity Trust 2016 Semi-Annual Report	5

Fund expenses (cont’d)

[1]	For the six months ended March 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

6	Miller Income Opportunity Trust 2016 Semi-Annual Report

Schedule of investments (unaudited)

March 31, 2016

Miller Income Opportunity Trust

Security	Shares	Value
Common Stocks — 60.5%
Consumer Discretionary — 4.5%
Media — 4.5%
New Media Investment Group Inc.	225,000	$3,744,000
Energy — 1.8%
Oil, Gas & Consumable Fuels — 1.8%
Calumet Specialty Products Partners LP	125,000	1,468,750
Financials — 44.9%
Capital Markets — 11.6%
Apollo Global Management LLC, Class A Shares	135,000	2,311,200
BGC Partners Inc., Class A Shares	226,400	2,048,920
Carlyle Group LP	70,000	1,181,600
Fortress Investment Group LLC, Class A Shares	500,000	2,390,000
JMP Group LLC	300,000	1,569,000
Total Capital Markets		9,500,720
Diversified Financial Services — 1.7%
Compass Diversified Holdings	90,000	1,408,500
Real Estate Investment Trusts (REITs) — 31.6%
American Capital Agency Corp.	125,000	2,328,750
American Capital Mortgage Investment Corp.	52,000	763,360
Capstead Mortgage Corp.	105,000	1,038,450
Chimera Investment Corp.	180,000	2,446,200
Communications Sales & Leasing Inc.	33,940	755,165
CYS Investments Inc.	250,000	2,035,000
Hatteras Financial Corp.	200,000	2,860,000
New Residential Investment Corp.	173,750	2,020,713
NorthStar Realty Finance Corp.	213,450	2,800,464
Pennymac Mortgage Investment Trust	140,000	1,909,600
Starwood Property Trust Inc.	145,200	2,748,636
VEREIT Inc.	485,000	4,301,950
Total Real Estate Investment Trusts (REITs)		26,008,288
Total Financials		36,917,508
Industrials — 3.4%
Trading Companies & Distributors — 3.4%
Fortress Transportation & Infrastructure Investors LLC	280,000	2,786,000
Information Technology — 1.5%
Technology Hardware, Storage & Peripherals — 1.5%
Seagate Technology PLC	35,000	1,205,750
Materials — 2.2%
Chemicals — 2.2%
OCI Partners LP	242,000	1,829,520

See Notes to Financial Statements.

Miller Income Opportunity Trust 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2016

Miller Income Opportunity Trust

Security			Shares	Value
Telecommunication Services — 2.2%
Diversified Telecommunication Services — 2.2%
Frontier Communications Corp.			325,000	$1,816,750
Total Common Stocks (Cost — $60,731,310)				49,768,278

	Rate
Convertible Preferred Stocks — 7.8%
Consumer Discretionary — 3.3%
Household Durables — 3.3%
William Lyon Homes	6.500%		35,000	2,751,700
Telecommunication Services — 4.5%
Diversified Telecommunication Services — 4.5%
Frontier Communications Corp.	11.125%		28,000	2,923,200
Iridium Communications Inc.	6.750%		2,600	769,644
Total Telecommunication Services				3,692,844
Total Convertible Preferred Stocks (Cost — $6,677,317)				6,444,544
Investments in Underlying Funds — 9.5%
Financials — 9.5%
Capital Markets — 9.5%
Capitala Finance Corp.			149,500	1,794,000	(a)
Fifth Street Finance Corp.			30,000	150,600	(a)
MVC Capital Inc.			142,600	1,063,796	(a)
Triangle Capital Corp.			176,778	3,638,091	(a)
TriplePoint Venture Growth BDC Corp.			114,266	1,199,793	(a)
Total Investments in Underlying Funds (Cost — $9,516,167)				7,846,280
Preferred Stocks — 1.4%
Financials — 1.4%
Banks — 0.7%
Popular Inc.	8.250%		27,000	576,180
Real Estate Investment Trusts (REITs) — 0.7%
NorthStar Realty Finance Corp.	8.750%		26,000	587,340
Total Preferred Stocks (Cost — $1,291,332)				1,163,520

		Maturity Date	Face Amount
Corporate Bonds & Notes — 16.4%
Consumer Staples — 0.6%
Food & Staples Retailing — 0.6%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	$500,000	453,750
Energy — 3.1%
Oil, Gas & Consumable Fuels — 3.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	1,000,000	710,000	(d)

See Notes to Financial Statements.

8	Miller Income Opportunity Trust 2016 Semi-Annual Report

Miller Income Opportunity Trust

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	7.625%	1/15/22	$500,000	$353,750	(d)
Chesapeake Energy Corp., Senior Notes	6.500%	8/15/17	2,250,000	1,507,500
Total Energy				2,571,250
Financials — 2.9%
Insurance — 2.9%
Genworth Holdings Inc., Senior Notes	6.515%	5/22/18	2,500,000	2,400,000
Health Care — 2.0%
Pharmaceuticals — 2.0%
Valeant Pharmaceuticals International Inc., Senior Notes	6.750%	8/15/21	2,000,000	1,630,000	(b)
Industrials — 3.1%
Airlines — 1.6%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	986,250	863,561
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	6.820%	1/30/19	469,210	407,626	(c)
Total Airlines				1,271,187
Commercial Services & Supplies — 1.5%
Quad Graphics Inc., Senior Notes	7.000%	5/1/22	1,500,000	1,245,000
Total Industrials				2,516,187
Materials — 2.9%
Chemicals — 2.9%
Platform Specialty Products Corp., Senior Bonds	10.375%	5/1/21	2,500,000	2,418,750	(b)
Telecommunication Services — 1.8%
Diversified Telecommunication Services — 1.8%
Windstream Services LLC, Senior Notes	7.500%	4/1/23	2,000,000	1,495,000
Total Corporate Bonds & Notes (Cost — $12,839,159)				13,484,937
Total Investments — 95.6% (Cost — $91,055,285#)				78,707,559
Other Assets in Excess of Liabilities — 4.4%				3,585,535
Total Net Assets — 100.0%				$82,293,094

(a)	Security is a business development company (See Note 1).

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
BDC	— Business Development Company

See Notes to Financial Statements.

Miller Income Opportunity Trust 2016 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

March 31, 2016

Assets:
Investments, at value (Cost — $91,055,285)	$78,707,559
Cash	3,054,953
Receivable for securities sold	1,606,944
Dividends and interest receivable	1,086,638
Receivable for Fund shares sold	157,076
Prepaid expenses	52,684
Total Assets	84,665,854

Liabilities:
Payable for securities purchased	1,703,494
Payable for Fund shares repurchased	430,975
Distributions payable	94,377
Investment management fee payable	40,673
Service and/or distribution fees payable	15,009
Trustees’ fees payable	1,185
Accrued expenses	87,047
Total Liabilities	2,372,760
Total Net Assets	$82,293,094

Net Assets:
Par value (Note 7)	$114
Paid-in capital in excess of par value	113,025,449
Overdistributed net investment income	(443,111)
Accumulated net realized loss on investments	(17,941,632)
Net unrealized depreciation on investments	(12,347,726)
Total Net Assets	$82,293,094

See Notes to Financial Statements.

10	Miller Income Opportunity Trust 2016 Semi-Annual Report

Net Assets:
Class A	$9,763,317
Class C	$15,690,622
Class FI	$8,316
Class I	$20,255,484
Class IS	$36,575,355

Shares Outstanding:
Class A	1,351,522
Class C	2,172,393
Class FI	1,153
Class I	2,807,363
Class IS	5,071,601

Net Asset Value:
Class A (and redemption price)	$7.22
Class C*	$7.22
Class FI (and redemption price)	$7.21
Class I (and redemption price)	$7.22
Class IS (and redemption price)	$7.21
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$7.66

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

Miller Income Opportunity Trust 2016 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended March 31, 2016

Investment Income:
Dividends and distributions	$3,941,764
Return of capital (Note 1(f))	(1,165,100)
Net Dividends and Distributions	2,776,664
Interest	1,057,200
Less: Foreign taxes withheld	(2,784)
Total Investment Income	3,831,080

Expenses:
Investment management fee (Note 2)	295,554
Service and/or distribution fees (Notes 2 and 5)	93,347
Registration fees	36,829
Transfer agent fees (Note 5)	30,920
Audit and tax fees	20,434
Shareholder reports	15,575
Legal fees	13,876
Fund accounting fees	12,276
Trustees’ fees	4,280
Insurance	1,191
Custody fees	606
Miscellaneous expenses	2,911
Total Expenses	527,799
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(44,646)
Net Expenses	483,153
Net Investment Income	3,347,927

Realized and Unrealized Gain (Loss) on Investments (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	(11,785,520)
REIT distributions	127,587
Net Realized Loss	(11,657,933)
Change in Net Unrealized Appreciation (Depreciation) on Investments	6,122,357
Net Loss on Investments	(5,535,576)
Decrease in Net Assets From Operations	$(2,187,649)

See Notes to Financial Statements.

12	Miller Income Opportunity Trust 2016 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended March 31, 2016 (unaudited) and the Year Ended September 30, 2015	2016	2015

Operations:
Net investment income	$3,347,927	$5,951,148
Net realized loss	(11,657,933)	(5,496,599)
Change in net unrealized appreciation (depreciation)	6,122,357	(17,289,872)
Decrease in Net Assets From Operations	(2,187,649)	(16,835,323)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(3,900,016)	(5,803,125)
Return of capital	—	(1,596,903)
Decrease in Net Assets From Distributions to Shareholders	(3,900,016)	(7,400,028)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	10,459,007	19,992,292
Reinvestment of distributions	3,712,750	7,005,102
Cost of shares repurchased	(14,416,824)	(17,640,669)
Increase (Decrease) in Net Assets From Fund Share Transactions	(245,067)	9,356,725
Decrease in Net Assets	(6,332,732)	(14,878,626)

Net Assets:
Beginning of period	88,625,826	103,504,452
End of period*	$82,293,094	$88,625,826
*Includes (overdistributed) undistributed net investment income, respectively, of:	$(443,111)	$108,978

See Notes to Financial Statements.

Miller Income Opportunity Trust 2016 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$7.74	$9.89	$10.00

Income (loss) from operations:
Net investment income	0.29	0.53	0.35
Net realized and unrealized loss	(0.47)	(2.01)	(0.21)
Total income (loss) from operations	(0.18)	(1.48)	0.14

Less distributions from:
Net investment income	(0.34)	(0.53)	(0.25)
Return of capital	—	(0.14)	—
Total distributions	(0.34)	(0.67)	(0.25)

Net asset value, end of period	$7.22	$7.74	$9.89
Total return[4]	(2.36)%	(15.76)%	1.39%

Net assets, end of period (000s)	$9,763	$12,654	$16,531

Ratios to average net assets:
Gross expenses	1.32%[5]	1.34%[6]	1.38%[5]
Net expenses[7,8]	1.25 [5]	1.19 [6]	0.85 [5]
Net investment income	7.89 [5]	5.60	5.91 [5]

Portfolio turnover rate	29%	54%	6%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

14	Miller Income Opportunity Trust 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$7.74	$9.89	$10.00

Income (loss) from operations:
Net investment income	0.26	0.46	0.31
Net realized and unrealized loss	(0.47)	(2.01)	(0.19)
Total income (loss) from operations	(0.21)	(1.55)	0.12

Less distributions from:
Net investment income	(0.31)	(0.48)	(0.23)
Return of capital	—	(0.12)	—
Total distributions	(0.31)	(0.60)	(0.23)

Net asset value, end of period	$7.22	$7.74	$9.89
Total return[4]	(2.72)%	(16.38)%	1.15%

Net assets, end of period (000s)	$15,691	$16,967	$17,721

Ratios to average net assets:
Gross expenses	2.08%[5]	2.11%[6]	2.09%[5]
Net expenses[7,8]	2.00 [5]	1.93 [6]	1.56 [5]
Net investment income	7.09 [5]	4.91	5.23 [5]

Portfolio turnover rate	29%	54%	6%[9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2016 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$7.73	$9.88	$10.00

Income (loss) from operations:
Net investment income	0.29	0.53	0.34
Net realized and unrealized loss	(0.47)	(2.02)	(0.22)
Total income (loss) from operations	(0.18)	(1.49)	0.12

Less distributions from:
Net investment income	(0.34)	(0.52)	(0.24)
Return of capital	—	(0.14)	—
Total distributions	(0.34)	(0.66)	(0.24)

Net asset value, end of period	$7.21	$7.73	$9.88
Total return[4]	(2.37)%	(15.84)%	1.16%

Net assets, end of period (000s)	$8	$9	$10

Ratios to average net assets:
Gross expenses	4.46%[5]	7.00%	1.85%[5]
Net expenses[6,7]	1.25 [5]	1.25	1.25 [5]
Net investment income	7.78 [5]	5.57	5.72 [5]

Portfolio turnover rate	29%	54%	6%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

16	Miller Income Opportunity Trust 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$7.73	$9.88	$10.00

Income (loss) from operations:
Net investment income	0.30	0.56	0.35
Net realized and unrealized loss	(0.46)	(2.02)	(0.21)
Total income (loss) from operations	(0.16)	(1.46)	0.14

Less distributions from:
Net investment income	(0.35)	(0.54)	(0.26)
Return of capital	—	(0.15)	—
Total distributions	(0.35)	(0.69)	(0.26)

Net asset value, end of period	$7.22	$7.73	$9.88
Total return[4]	(2.23)%	(15.53)%	1.40%

Net assets, end of period (000s)	$20,255	$21,522	$24,948

Ratios to average net assets:
Gross expenses	1.09%[5]	1.13%[6]	1.07%[5]
Net expenses[7,8]	0.95 [5]	0.91 [6]	0.85 [5]
Net investment income	8.17 [5]	5.92	5.91 [5]

Portfolio turnover rate	29%	54%	6%[9]
[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

Miller Income Opportunity Trust 2016 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014[3]

Net asset value, beginning of period	$7.72	$9.88	$10.00

Income (loss) from operations:
Net investment income	0.30	0.56	0.36
Net realized and unrealized loss	(0.46)	(2.02)	(0.22)
Total income (loss) from operations	(0.16)	(1.46)	0.14

Less distributions from:
Net investment income	(0.35)	(0.55)	(0.26)
Return of capital	—	(0.15)	—
Total distributions	(0.35)	(0.70)	(0.26)

Net asset value, end of period	$7.21	$7.72	$9.88
Total return[4]	(2.05)%	(15.58)%	1.41%

Net assets, end of period (000s)	$36,575	$37,475	$44,294

Ratios to average net assets:
Gross expenses	0.96%[5]	1.00%	1.38%[5]
Net expenses[6,7]	0.85 [5]	0.85	0.82 [5]
Net investment income	8.17 [5]	5.97	6.14 [5]

Portfolio turnover rate	29%	54%	6%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period February 28, 2014 (inception date) to September 30, 2014.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.85%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities received as a result of a contribution in-kind.

See Notes to Financial Statements.

18	Miller Income Opportunity Trust 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments

Miller Income Opportunity Trust 2016 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

20	Miller Income Opportunity Trust 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks	$49,768,278	—	—	$49,768,278
Convertible preferred stocks	6,444,544	—	—	6,444,544
Investments in underlying funds	7,846,280	—	—	7,846,280
Preferred stocks	1,163,520	—	—	1,163,520
Corporate bonds & notes:
Industrials	—	$2,108,561	$407,626	2,516,187
Other corporate bonds & notes	—	10,968,750	—	10,968,750
Total investments	$65,222,622	$13,077,311	$407,626	$78,707,559

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Miller Income Opportunity Trust 2016 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(f) Return of capital estimates. Distributions received from the Fund’s investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. Distributions received from the Fund’s investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as

22	Miller Income Opportunity Trust 2016 Semi-Annual Report

soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions are declared and paid on a quarterly basis. The Fund intends to distribute all of its net investment income earned each quarter and any cash received during the quarter from its investments in MLPs and REITs. The Fund intends to distribute the cash received from MLPs and REITs even if all or a portion of that cash may represent a return of capital to the Fund. Distributions of net realized gains, if any, are declared at least annually. The character of distributions made to shareholders during the period may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

Miller Income Opportunity Trust 2016 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and LMM LLC (“LMM”) is the Fund’s subadviser. LMPFA is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). LMM is also an affiliate of Legg Mason.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, including the management of the Fund’s cash and short-term instruments. LMPFA pays LMM 90% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 0.95% and 0.85%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended March 31, 2016, fees waived and/or expenses reimbursed amounted to $44,646.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

24	Miller Income Opportunity Trust 2016 Semi-Annual Report

Pursuant to these arrangements, at March 31, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class I	Class IS
Expires September 30, 2017	$29,110	$30,403	$36	$16,729	$143,003
Expires September 30, 2018	25,350	35,422	573	56,254	64,267
Expires September 30, 2019	3,757	6,166	131	14,560	20,032
Total fee waivers/expense reimbursements subject to recapture	$58,217	$71,991	$740	$87,543	$227,302

For the six months ended March 31, 2016, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2016, LMIS and its affiliates retained sales charges of $4,947 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2016, CDSCs paid to LMIS and its affiliates were:

	Class A	Class C
CDSCs	$6,154	$514

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Miller Income Opportunity Trust 2016 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$23,529,695
Sales	24,119,308

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$2,863,768
Gross unrealized depreciation	(15,211,494)
Net unrealized depreciation	$(12,347,726)

4. Derivative instruments and hedging activities

During the six months ended March 31, 2016, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$13,803	$6,296
Class C	79,534	9,678
Class FI	10	133
Class I	—	13,995
Class IS	—	818
Total	$93,347	$30,920

For the six months ended March 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$3,757
Class C	6,166
Class FI	131
Class I	14,560
Class IS	20,032
Total	$44,646

26	Miller Income Opportunity Trust 2016 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended March 31,2016	Year Ended September 30, 2015

Net Investment Income:
Class A	$488,941	$895,009
Class C	662,518	960,908
Class FI	377	546
Class I	1,013,972	1,416,974
Class IS	1,734,208	2,529,688
Total	$3,900,016	$5,803,125

Return of Capital:
Class A	—	$239,071
Class C	—	264,803
Class FI	—	148
Class I	—	398,682
Class IS	—	694,199
Total	—	$1,596,903

7. Shares of beneficial interest

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	186,764	$1,394,226	327,207	$3,079,152
Shares issued on reinvestment	55,588	409,141	106,520	960,123
Shares repurchased	(526,067)	(3,874,113)	(469,356)	(4,349,027)
Net decrease	(283,715)	$(2,070,746)	(35,629)	$(309,752)

Class C
Shares sold	474,993	$3,495,410	635,129	$6,021,754
Shares issued on reinvestment	75,729	556,384	117,069	1,048,919
Shares repurchased	(571,250)	(4,216,403)	(350,715)	(3,170,313)
Net increase (decrease)	(20,528)	$(164,609)	401,483	$3,900,360

Class FI
Shares issued on reinvestment	52	$377	77	$694
Net increase	52	$377	77	$694

Miller Income Opportunity Trust 2016 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class I
Shares sold	737,356	$5,569,371	1,124,631	$10,746,148
Shares issued on reinvestment	137,850	1,012,640	198,145	1,771,479
Shares repurchased	(852,848)	(6,209,006)	(1,062,265)	(10,030,746)
Net increase	22,358	$373,005	260,511	$2,486,881

Class IS
Shares sold	—	—	17,360	$145,238
Shares issued on reinvestment	236,496	$1,734,208	360,215	3,223,887
Shares repurchased	(16,392)	(117,302)	(9,730)	(90,583)
Net increase	220,104	$1,616,906	367,845	$3,278,542

8. Deferred capital losses

As of September 30, 2015, the Fund had deferred capital losses of $6,156,853, which have no expiration date, that will be available to offset future taxable capital gains.

28	Miller Income Opportunity Trust 2016 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At its November 2015 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the investment management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreement (the “Subadvisory Agreement”) between the Manager and LMM LLC (the “Subadviser”). (The Management and Subadvisory Agreements are jointly referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), met on October 15, 2015, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2015 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 4, 2015.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadviser, under the Management and Subadvisory Agreements, respectively. The Board also considered the Manager’s supervisory activities over the Subadviser. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Subadviser and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadviser took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Subadviser, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the

Miller Income Opportunity Trust	29

Board approval of management and subadvisory agreements (unaudited) (cont’d)

day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and the Subadviser and the oversight provided by the Manager. The Board also considered the Subadviser’s brokerage policies and practices, the standards applied in seeking best execution, policies regarding soft dollar usage and the existence of quality controls applicable to brokerage allocation procedures.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peer group and benchmark, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted that the Fund’s performance for Class IS Shares for the one-year period ended June 30, 2015 placed it in the fifth quintile (the first quintile being the best performers and the fifth quintile being the worst performers). However, the Board determined that, given the inception of the Fund on February 28, 2014, there had not been sufficient time on which to evaluate performance. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and sub-advisory services provided by the Manager and the Subadviser, respectively. The Board noted that the Manager, and not the Fund, pays the Subadviser. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager and the Subadviser charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including the Subadviser. The Board considered

30	Miller Income Opportunity Trust

the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that Contractual and Actual Management Fees were lower than median (first quintile) and that actual total expenses for the Class IS Shares were lower than the Broadridge expense group median (first quintile) and average and lower than the expense universe median and average.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2015, which corresponds to Legg Mason’s fiscal year end. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown, whether the Fund has appropriately benefited from any economies of scale and whether there is potential for realization of any further economies of scale. Given the asset size of the Fund and the complex and the currently existing breakpoints, the Board concluded that any economies of scale currently being realized were appropriately being reflected in the Actual Management Fee paid by the Fund.

The Board considered other benefits received by the Manager and its affiliates including the Subadivser, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

Miller Income Opportunity Trust	31

Miller Income

Opportunity Trust

Trustees

Ruby P. Hearn

Arnold L. Lehman Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

LMM LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Miller Income Opportunity Trust

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Miller Income Opportunity Trust

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Miller Income Opportunity Trust. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX016370 5/16 SR16-2760

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016